Document And Entity Information	Nov. 01, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	StoneMor Inc. (the “Company”) is filing this Amendment No. 1 on Form 8-K (this “Amendment”) to amend the Company’s Current Report on Form 8-K, originally filed with the U.S. Securities and Exchange Commission on November 3, 2022 in connection with the consummation of the merger (the “Merger”) contemplated by the Agreement and Plan of Merger dated as of May 24, 2022, by and among the Company, Axar Cemetery Parent Corp. (“Parent”), a Delaware corporation and an indirect wholly-owned subsidiary of Axar Capital Management, LP (“Axar”), and Axar Cemetery Merger Corp., a Delaware corporation and a wholly-owned subsidiary of Parent (the “Original Report”). The Original Report included incomplete disclosures in Item 5.02 regarding the appointment of new directors to the Company’s Board of Directors (the “Board”). This Amendment is being filed to provide the additional disclosure.
Document Period End Date	Nov. 01, 2022
Entity Registrant Name	STONEMOR INC.
Entity Central Index Key	0001753886
Entity Emerging Growth Company	false
Entity File Number	001-39172
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	80-0103152
Entity Address, Address Line One	3331 Street Road
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Bensalem
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19020
City Area Code	215
Local Phone Number	826-2800
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	STON
Security Exchange Name	NYSE